STATEMENT OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income	$ 6,582,898	$ 486,473
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(2,318,006)	(2,082)
Change in fair value of warrant liabilities	(6,057,000)	(1,087,250)
Transaction costs associated with the Initial Public Offering		368,544
Changes in operating assets and liabilities:
Prepaid expenses	234,215	(411,298)
Accrued expenses	639,592	191,193
Income taxes payable	588,493
Net cash used in operating activities	(329,808)	(454,420)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(175,950,000)
Cash withdrawn from Trust Account to pay franchise and income taxes	672,620
Cash withdrawn from Trust Account in connection with redemption	161,414,919
Net cash provided by (used in) investing activities	162,087,539	(175,950,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor		25,000
Proceeds from sale of Units, net of underwriting discounts paid		169,500,000
Proceeds from sale of Private Placement Warrants		8,200,000
Proceeds from promissory note - related party		226,638
Repayment of promissory note - related party		(226,638)
Payment of offering costs		(569,008)
Redemption of common stock	(161,414,919)
Net cash (used in) provided by financing activities	(161,414,919)	177,155,992
Net Change in Cash	342,812	751,572
Cash - Beginning of period	751,572
Cash - End of period	1,094,384	751,572
Non-Cash investing and financing activities:
Accretion to redemption value	$ 1,563,349	20,555,464
Deferred underwriting fee payable		$ 9,075,000